OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2015
Other Investments [Abstract]
OTHER INVESTMENTS

6	OTHER INVESTMENTS

	At December 31,
	2014	2015
Unlisted securities at cost	$19,862	$19,826
Less: other-than-temporary impairment losses recognized	(4,235)	(4,352)
	$15,627	$15,474

Other investments solely represent cost method investments in equity securities of five unlisted entities as the following:

In 2007, the Group acquired 6% equity interest in AMC Holding Limited ("AMC") at a consideration of $2,750. AMC was established in Taiwan and engages in manufacturing printed circuit board (PCB) laminate and providing other related sub-contractor service. As the Group does not have any voting power in board meetings of AMC, the Group cannot exercise significant influence over AMC’s operating and financial activities. The Group accounts for this investment using the cost method of accounting. The investment cost of AMC had been fully impaired during the year ended December 31, 2012. Nil carrying value is noted for AMC as at December 31, 2014 and 2015 respectively.

In 2010, the Group acquired 10% equity interest in Hi-Trend Investment Holdings Co., Ltd ("Hi-Trend") at a consideration of $800. Hi-Trend was established in the PRC and engages in developing and manufacturing of integrated circuit and chips. As the Group does not have any voting power in board meetings of Hi-Trend, the Group cannot exercise significant influence over Hi-Trend’s operating and financial activities. The Group accounts for this investment using the cost method of accounting. The carrying value of Hi-Trend is $1,081 and $1,045 as at December 31, 2014 and 2015 respectively.

Grand Choice Investment Limited ("Grand Choice") is a private company established in February 2010 which designs and manufactures software and hardware for electronic books. Upon establishment, the Group purchased 20% of interest for $600. The Group exercised significant influence but does not control Grand Choice, which was accounted for under the equity method of accounting.

No change in ownership interest is noted for the years ended December 31, 2014 and 2015. As the Group does not exercise significant influence over Grand Choice, the investment is accounted for under the cost method of accounting for the years ended December 31, 2014 and 2015. The carrying value of Grand Choice is $819 and $702 as at December 31, 2014 and 2015 respectively, for which $117 impairment has been made during 2015.

In 2011, the Group acquired 19% equity interest in OCTT Asia Limited ("OCTT") at a consideration of $13,727. OCTT was established in Mauritius and set up as an investment fund management company. As the Group does not have any voting power in board meetings of OCTT, the Group cannot exercise significant influence over OCTT’s operating and financial activities. The Group accounts for this investment using the cost method of accounting. The carrying value of OCTT is $13,727 and $13,727 as at December 31, 2014 and 2015 respectively. OCTT had made investments in Realtek Semiconductor Corporation which is a related party of the Group.

All investments are evaluated for impairment periodically or if the Group becomes aware of an event that indicates that the carrying amount of the asset may not be recoverable. To determine whether a decline in value below the carrying amount of an asset is other-than-temporary, the Group considers whether it has the ability and intent to hold the debt instrument and unlisted equity securities until a market price recovery occurs or whether evidence indicating that the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the decline in fair value, the severity and duration of the decline in realizable value below cost, changes in value subsequent to the balance sheet date, as well as forecasted performance of the investee. If a decline in value below the carrying amount is determined to be other-than-temporary, the asset is written down to fair value through an impairment charge recognized in the earnings and a new cost basis is established.

In 2015, the Group further recorded other-than-temporary impairment losses related to the investment in Grand Choice. The management of the Group has assessed that the decline in value is other-than-temporary, thus impairment losses of approximately $117 have been recognized and the investments in this unlisted equity securities are written down to approximately $702 as of December 31, 2015.